Schedule of Property, Equipment and Leasehold Improvement, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 8,744	¥ 8,714
Less: accumulated depreciation	(7,851)	(7,883)
Property, equipment and leasehold improvement, net	893	831
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Total property, equipment and leasehold improvement	3,964	3,740
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property, equipment and leasehold improvement	1,100	1,104
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 3,680	¥ 3,870